Options (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	Nov. 22, 2022	Sep. 16, 2022	Apr. 20, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense for vested stock option				$ 54,718	$ 187,385	$ 549,231
Share-based payment award, options, grants in period, gross					208,248	683,430
Number of options forfeited					176,417	63,750
Number of vested					4,121,633	3,807,127
Option exercise price					$ 1.82	$ 2.12
Non-vested options outstanding					339,878	998,431
Tasteof B C [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option purchase					176,417
Option exercise price					$ 2.30
Warrant term					5 years
Reversed expense					$ 76,400	$ 79,023
Valuation Technique, Option Pricing Model [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, options, grants in period, gross						683,430
Unrecognized outstanding amount						$ 823,670
Number of options forfeited						85,000
Number of vested						12,500
Value of reversal expenses on shares forfeited						$ 13,580
Stock options recognized period					3 years
Valuation Technique, Option Pricing Model [Member] | Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, options, grants in period, gross					175,000
Estimated fair value of option granted during period					84,334
Stock price					$ 1.57
Volatility rate					39.23%
Risk-free interest rate					2.87%
Cost not yet recognized, amount					$ 72,620
Valuation Technique, Option Pricing Model [Member] | Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, options, grants in period, gross					27,552
Estimated fair value of option granted during period					8,409
Stock price					$ 0.86
Volatility rate					46.72%
Risk-free interest rate					3.81%
Cost not yet recognized, amount					$ 7,600
Valuation Technique, Option Pricing Model [Member] | Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, options, grants in period, gross					2,696
Estimated fair value of option granted during period					1,615
Stock price					$ 0.79
Volatility rate					46.72%
Risk-free interest rate					4.27%
Cost not yet recognized, amount					$ 1,558
Valuation Technique, Option Pricing Model [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Estimated fair value of option granted during period						1,251,598
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option purchase	5,696	27,552
Option exercise price	$ 0.79	$ 0.86
Warrant term	3 years	3 years
Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term							10 years
Stock option purchase							25,000
Exercise price							$ 2.00
Stock option vesting percentage							25.00%
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term					5 years	3 years
Stock option purchase					175,000	500,000
Exercise price					$ 2.00	$ 2.00
Share-based payment award, options, grants in period, gross			25,000
Stock granted for service			$ 25,000
Option awarded term			each director was granted a five-year option to purchase
Option exercise price			$ 2.00
Number of shares vested			1,250
Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term						5 years
Stock option purchase						7,013
Exercise price						$ 6.00
Employee One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term					3 years
Stock option purchase					27,552
Exercise price					$ 0.86
Employee Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term					3 years
Stock option purchase					5,696
Exercise price					$ 0.79
Board Of Directors [Member] | Last Trading Dayof Calendar Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service			$ 5,000
Audit Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service			15,000
Compensation Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service			10,000
Nominating And Governance Committee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock granted for service			$ 7,500
Two Thousand Eighteet Plan [Member] | Christopher Constable [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term							10 years
Stock option purchase							3,120,000
Exercise price							$ 2.00
Vested grant date							1 year
Two Thousand Eighteet Plan [Member] | Long Term Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term							10 years
Stock option purchase							351,250
Exercise price							$ 2.00
Stock option vesting percentage							25.00%
Two Thousand Eighteet Plan [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option term							10 years
Stock option purchase							250,000
Exercise price							$ 2.00
Stock option vesting percentage							20.00%